Accrued Expenses and Accrued Interest - Related Party	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Accrued Interest - Related Party

Note 7 – Accrued Expenses and Accrued Interest – Related Party

As of December 31, 2018 and 2017, accrued expenses consist of the following:

	December 31,
	2018	2017
Accrued compensation costs	$288,549	$556,118
Accrued professional fees	55,300	235,654
Deferred rent	22,473	4,978
Accrued interest	-	101,050
Accrued franchise taxes	26,985	-
Accrued research and development	17,064	-
Other accrued expenses	2,500	5,794
Accrued expenses	$412,871	$903,594

Included in accrued compensation costs in the table above is accrued severance expense of $166,154 pursuant to the terms of the employment agreement for the Company’s prior Chief Financial Officer, who was terminated effective July 20, 2018.

Accrued interest - related parties consisted of accrued interest on notes payable to the majority stockholder and to Leman Cardiovascular S.A. (see Note 9 to the Financial Statements - Notes Payable and Note Payable – Related Party) totaling, in the aggregate, $0 and $20,558 as of December 31, 2018 and 2017, respectively.